Accrued Severance Benefits (Detail) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2015 KRW (₩)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 KRW (₩)	Dec. 31, 2013 KRW (₩)
Accrued Severance Benefits
Balance at beginning of year	₩ 103		₩ 263	₩ 683
Provisions for severance benefits	20	$ 17	(60)	67
Severance payments			(100)	(444)
Terminated but not yet paid				(43)
Balance at end of year	₩ 123	$ 105	₩ 103	₩ 263